NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
     NATIONAL
     INSURED
     TRUST 304

            Estimated Current Return
            First
            Year: 5.33% to 5.55%
            Subsequent
            Years: 5.34% to 5.56%
            as of 09/19/95

            Estimated Long Term Return
            5.36% to 5.63%
             75,000 units in a
             diversified $7,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6710A4 314 Monthly Payment Option
                  6710A4 322 Quarterly Payment Option
                  6710A4 330 Semi-Annual Payment Option

                  Registered in all states
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NATIONAL INSURED TRUST 304
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 20, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  750,000    California Educational Facilities Authority, Revenue Bonds         2005 at 102          AAA           Aaa
                  (University of Redlands), Series 1995, 6.00% Due 10/1/25.
                  (When issued.)
     750,000    State of California, Various Purpose General Obligation            2003 at 102          AAA           Aaa
                  Refunding Bonds, 5.125% Due 10/1/17.
     750,000    City of Chicago (Illinois), Chicago-O'Hare International           2004 at 102          AAA           Aaa
                  Airport, General Airport Second Lien, Revenue Refunding
                  Bonds, 1993 Series C, 5.00% Due 1/1/18.
     750,000    Illinois Health Facilities Authority, Revenue Bonds, Series        2004 at 102          AAA           Aaa
                  1994A (Northwestern Memorial Hospital), 6.00% Due 8/15/24.
     250,000    City of Cedar Rapids, Iowa, Pollution Control Revenue              2003 at 102          AAA           Aaa
                  Refunding Bonds (Iowa Electric Light and Power Company
                  Project), Series 1993, 5.50% Due 11/1/23.
     750,000    Kentucky Economic Development Finance Authority, Hospital          2004 at 102          AAA           Aaa
                  Revenue Bonds, Baptist Healthcare System Issue, Series
                  1994, 5.00% Due 8/15/24. (Original issue discount bonds
                  delivered on or about February 9, 1994 at a price of
                  94.048% of principal amount.)
     750,000    Massachusetts Health and Educational Facilities Authority,         2005 at 102          AAA           Aaa
                  Revenue Bonds, Newton-Wellesley Hospital Issue, Series E,
                  6.00% Due 7/1/18.
     750,000    Massachusetts Water Resources Authority, General Revenue           2004 at 101          AAA           Aaa
                  Bonds, 1994 Series A, 6.00% Due 8/1/24.                              1/2
     500,000    New York Local Government Assistance Corporation (New York),       2005 at 102          AAA           Aaa
                  Series 1995A Bonds, 6.00% Due 4/1/24.
     500,000    City of Hamilton], Ohio, Gas System Revenue Bonds, 1993            2003 at 100          AAA           Aaa
                  Series A, 4.75% Due 10/15/23. (Original issue discount
                  bonds delivered on or about November 2, 1993 at a price of
                  93.49% of principal amount.)
      70,000    Hamilton County, Ohio, Sewer System Improvement and                2003 at 100          AAA           Aaa
                  Refunding Revenue Bonds, 1993 Series A (The Metropolitan
                  Sewer District of Greater Cincinnati), 5.00% Due 12/1/14.
                  (Original issue discount bonds delivered on or about May
                  4, 1993 at a price of 92.50% of principal amount.)
     500,000    Deer Lakes School District (Allegheny County, Penn-                2004 at 100          AAA           Aaa
                  sylvania), General Obligation Bonds, Series of 1995, 6.45%
                  Due 1/15/19.
     430,000    Public Utility District No. 2 of Grant County, Washington,         2006 at 101          AAA           Aaa
                  Electric System Revenue Bonds, Series 1995-F, 5.70% Due
                  1/1/15. (When issued.)
  ----------
  $7,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $    100.75     (5.33%)  5.34%     (5.36%)  5.37%     (5.38%)  5.39%
500-999                 50,000-99,999   4.75          100.59     (5.34)   5.35      (5.37)   5.38      (5.39)   5.40
1,000-2,499           100,000-249,999   4.50          100.32     (5.35)   5.36      (5.39)   5.40      (5.40)   5.42
2,500-4,999           250,000-499,999   4.25          100.06     (5.37)   5.38      (5.40)   5.41      (5.42)   5.43
5,000-9,999           500,000-999,999   3.50           99.29     (5.41)   5.42      (5.44)   5.45      (5.46)   5.47
10,000-24,999     1,000,000- 2,499,999  3.00           98.77     (5.44)   5.45      (5.47)   5.48      (5.49)   5.50
25,000-49,999     2,500,000- 4,999,999  2.50           98.27     (5.47)   5.48      (5.50)   5.51      (5.52)   5.53
50,000 and over    5,000,000 and over   2.00           97.77     (5.49)   5.50      (5.53)   5.54      (5.55)   5.56

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.75          5.36%            5.38%            5.40%
500-999                 50,000-99,999   4.75          100.59          5.36             5.39             5.41
1,000-2,499           100,000-249,999   4.50          100.32          5.39             5.42             5.44
2,500-4,999           250,000-499,999   4.25          100.06          5.40             5.43             5.45
5,000-9,999           500,000-999,999   3.50           99.29          5.46             5.49             5.51
10,000-24,999     1,000,000- 2,499,999  3.00           98.77          5.50             5.53             5.55
25,000-49,999     2,500,000- 4,999,999  2.50           98.27          5.54             5.57             5.59
50,000 and over    5,000,000 and over   2.00           97.77          5.58             5.61             5.63

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.
--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
National Insured                          1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .6125(1)                                                  $  5.3817
                                                          --------  $.4482 every month  --------
Quarterly Distribution Plan...........  $   .6125(1)   $  1.3527(2)   $  1.3527      $  1.3527        $  5.4137
Semi-Annual Distribution Plan.........  $   .6125(1)                  $  2.7162(3)                    $  5.4327
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred. For additional information see "WHEN ARE DISTRIBUTIONS MADE TO UNITHOLDERS?" in Part B of this Prospectus.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01494 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.6125 per unit for the 41-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.6125 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01494              Quarterly - $0.01503
                             Semi-Annual - $0.01509
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INCOME
There are 13 Tax-exempt bond issues in this trust; this diversified portfolio yields current income from issuers in 9 states .

-------------------------------------------------------
                         Percent                                      Percent
                        of Total                                     of Total
                          Income                                       Income
-------------------------------------------------------
California                  19.7  %          New York                     7.1  %
Iowa                         3.3             Ohio                         6.5
Illinois                    19.6             Pennsylvania                 7.7
Kentucky                     8.9             Washington                   5.8
Massachusetts               21.4

-------------------------------------------------------
AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 25.9 years.
The first bond is scheduled to mature in December, 2014, with the last bond maturity being October, 2025.

-------------------------------------------------------
BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the Municipal Bond Investors Assurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------
CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------
UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------
* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments. See Section 5 of the prospectus for details.

-------------------------------------------------------
FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
826

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      NEW YORK
     INSURED
     TRUST 241

            Estimated Current Return
            5.26% to 5.47%
            as of 09/19/95

            Estimated Long Term Return
            5.28% to 5.56%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67101K 524 Monthly Payment Option
                  67101K 532 Quarterly Payment Option
                  67101K 540 Semi-Annual Payment Option

                  Registered in New York
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, NEW YORK INSURED TRUST 241
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 20, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Dormitory Authority of the State of New York, University of        2004 at 102          AAA           Aaa
                  Rochester, Strong Memorial Hospital Revenue Bonds, Series
                  1994, 5.90% Due 7/1/17.
     500,000    Dormitory Authority of the State of New York, State                2004 at 102          AAA           Aaa
                  University Educational Facilities Revenue Bonds, Series
                  1994B, 6.25% Due 5/15/14.
     500,000    New York Local Government Assistance Corporation (New York),       2005 at 102          AAA           Aaa
                  Series 1995A Bonds, 6.00% Due 4/1/24.
     500,000    New York State Urban Development Corporation, Correctional         2004 at 102          AAA           Aaa
                  Facilities Revenue Bonds, 1993A Refunding Series, 5.50%
                  Due 1/1/16.
     250,000    County of Broome, New York, Certificates of Participation          2004 at 102          AAA           Aaa
                  (Public Safety Facility), Series 1994, 5.25% Due 4/1/22.
     500,000    The City of New York, New York, General Obligation Bonds,          2005 at 101          AAA           Aaa
                  Fiscal 1996 Series A, Subseries A-1, 6.50% Due 8/1/15.
     250,000    Metropolitan Transportation Authority (New York), Transit          No Optional          AAA           Aaa
                  Facilities 1987 Service Contract Bonds, Series 7, 0.00%             Call
                  Due 7/1/14. (Original issue discount bonds delivered on or about September 21, 1993 at a price of 30.177% of
                  principal amount.)
     500,000    New York City, New York, Municipal Water Finance Authority,        2005 at 101          AAA           Aaa
                  Water and Sewer System Revenue Bonds, Fiscal 1996 Series
                  A, 6.00% Due 6/15/25.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.66          5.26%            5.29%            5.31%
500-999                 50,000-99,999   4.75          100.50          5.27             5.30             5.32
1,000-2,499           100,000-249,999   4.50          100.24          5.28             5.31             5.33
2,500-4,999           250,000-499,999   4.25           99.98          5.29             5.32             5.34
5,000-9,999           500,000-999,999   3.50           99.20          5.33             5.37             5.39
10,000-24,999     1,000,000- 2,499,999  3.00           98.69          5.36             5.39             5.41
25,000-49,999     2,500,000- 4,999,999  2.50           98.18          5.39             5.42             5.44
50,000 and over    5,000,000 and over   2.00           97.68          5.42             5.45             5.47

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.66          5.28%            5.31%            5.33%
500-999                 50,000-99,999   4.75          100.50          5.28             5.31             5.33
1,000-2,499           100,000-249,999   4.50          100.24          5.31             5.34             5.36
2,500-4,999           250,000-499,999   4.25           99.98          5.32             5.35             5.37
5,000-9,999           500,000-999,999   3.50           99.20          5.39             5.42             5.44
10,000-24,999     1,000,000- 2,499,999  3.00           98.69          5.43             5.46             5.48
25,000-49,999     2,500,000- 4,999,999  2.50           98.18          5.47             5.50             5.52
50,000 and over    5,000,000 and over   2.00           97.68          5.51             5.54             5.56

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
New York Insured                          1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .6022(1)                                                  $  5.2917
                                                          --------  $.4407 every month  --------
Quarterly Distribution Plan...........  $   .6022(1)   $  1.3302(2)   $  1.3302      $  1.3302        $  5.3237
Semi-Annual Distribution Plan.........  $   .6022(1)                  $  2.6712(3)                    $  5.3427
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred. For additional information see "WHEN ARE DISTRIBUTIONS MADE TO UNITHOLDERS?" in Part B of this Prospectus.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01469 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.6022 per unit for the 41-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.6022 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01469              Quarterly - $0.01478
                             Semi-Annual - $0.01484
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 23.1 years.
The first bond is scheduled to mature in May, 2014, with the last bond maturity being June, 2025.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the Municipal Bond Investors Assurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, United States Trust Company of New York,
will redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments. See Section 5 of the prospectus for details.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      OHIO
     INSURED
     TRUST 128

            Estimated Current Return
            5.18% to 5.39%
            as of 09/19/95

            Estimated Long Term Return
            5.21% to 5.49%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67101Y 797 Monthly Payment Option
                  67101Y 805 Quarterly Payment Option
                  67101Y 813 Semi-Annual Payment Option

                  Registered in Ohio
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, OHIO INSURED TRUST 128
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT SEPTEMBER 20, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    State of Ohio, Ohio Air Quality Development Authority, Air         2005 at 102          AAA           Aaa
                  Quality Development Revenue Refunding Bonds, 1995 Series
                  (The Dayton Power and Light Company Project), 6.10% Due
                  9/1/30.
     500,000    Ohio Water Development Authority, State of Ohio,                   2004 at 102          AAA           Aaa
                  Collateralized Water Development Revenue Refunding Bonds,
                  1994 Series A (The Cincinnati Gas & Electric Company
                  Project), 5.45% Due 1/1/24.
     300,000    Anthony Wayne Local School District, Lucas, Wood and Fulton        2005 at 101          AAA           Aaa
                  Counties, Ohio, School Facilities Construction and
                  Improvement Bonds, 5.75% Due 12/1/24. (General Obligation
                  Bonds.)
     500,000    City of Hamilton], Ohio, Gas System Revenue Bonds, 1993            2003 at 100          AAA           Aaa
                  Series A, 4.75% Due 10/15/23. (Original issue discount
                  bonds delivered on or about November 2, 1993 at a price of
                  93.49% of principal amount.)
     200,000    Hamilton County, Ohio, Sewer System Improvement and                2003 at 100          AAA           Aaa
                  Refunding Revenue Bonds, 1993 Series A (The Metropolitan
                  Sewer District of Greater Cincinnati), 5.00% Due 12/1/14.
                  (Original issue discount bonds delivered on or about May
                  4, 1993 at a price of 92.50% of principal amount.)
     500,000    County of Lucas, Ohio, Hospital Refunding Revenue Bonds,           2003 at 102          AAA           Aaa
                  Series 1993 (St. Vincent Medical Center), 5.45% Due
                  8/15/14.
     500,000    Northeast Ohio Regional Sewer District, Wastewater                 2005 at 101          AAA           Aaa
                  Improvement Revenue Refunding Bonds, Series 1995, 5.60%
                  Due 11/15/16. (When issued.)
     500,000    Rural Lorain County Water Authority, Ohio, Water Resource          2003 at 101          AAA           Aaa
                  Improvement and Refunding Revenue Bonds, Series 1993,
                  5.45% Due 10/1/18.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.88          5.18%            5.21%            5.23%
500-999                 50,000-99,999   4.75          100.72          5.19             5.22             5.24
1,000-2,499           100,000-249,999   4.50          100.46          5.20             5.23             5.25
2,500-4,999           250,000-499,999   4.25          100.20          5.22             5.25             5.27
5,000-9,999           500,000-999,999   3.50           99.42          5.26             5.29             5.31
10,000-24,999     1,000,000- 2,499,999  3.00           98.91          5.28             5.32             5.34
25,000-49,999     2,500,000- 4,999,999  2.50           98.40          5.31             5.34             5.36
50,000 and over    5,000,000 and over   2.00           97.90          5.34             5.37             5.39

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    100.88          5.21%            5.25%            5.26%
500-999                 50,000-99,999   4.75          100.72          5.21             5.25             5.27
1,000-2,499           100,000-249,999   4.50          100.46          5.24             5.28             5.30
2,500-4,999           250,000-499,999   4.25          100.20          5.25             5.29             5.31
5,000-9,999           500,000-999,999   3.50           99.42          5.31             5.35             5.37
10,000-24,999     1,000,000- 2,499,999  3.00           98.91          5.35             5.39             5.41
25,000-49,999     2,500,000- 4,999,999  2.50           98.40          5.39             5.43             5.45
50,000 and over    5,000,000 and over   2.00           97.90          5.42             5.46             5.49

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                          Normal
                                                                                                      Distributions
Ohio Insured                              1995                             1996                         per Year +
----------------------------------------------------------------------------------------------------  --------------
Record Date*..........................       11/1            2/1            5/1            8/1
Distribution Date.....................      11/15           2/15           5/15           8/15
--------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .5949(1)                                                  $  5.2263
                                                          --------  $.4353 every month  --------
Quarterly Distribution Plan...........  $   .5949(1)   $  1.3140(2)   $  1.3140      $  1.3140        $  5.2583
Semi-Annual Distribution Plan.........  $   .5949(1)                  $  2.6370(3)                    $  5.2773
--------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1,
    August 1 and November 1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred. For additional information see "WHEN ARE DISTRIBUTIONS MADE TO UNITHOLDERS?" in Part B of this Prospectus.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) Regular 3-month distribution.
(3) Regular 6-month distribution.

+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01451 per unit per day. Consequently, on the first Record Date (11/01/95), accrued interest will total $0.5949 per unit for the 41-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 11/01/95 is $.5949 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01451              Quarterly - $0.01460
                             Semi-Annual - $0.01465
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 25.7 years.
The first bond is scheduled to mature in August, 2014, with the last bond maturity being September, 2030.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the Municipal Bond Investors Assurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, United States Trust Company of New York,
will redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments. See Section 5 of the prospectus for details.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.